Taxes - Schedule of Reconciliation of Differences Between Statutory Income Tax (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC income tax statutory rate	25.00%	25.00%	25.00%
PRC income tax statutory rate (in Dollars and Yuan Renminbi)	$ 25	¥ 25	¥ 25
Computed income tax benefit with PRC statutory income tax rate	25.00%	25.00%	25.00%
Computed income tax benefit with PRC statutory income tax rate (in Dollars and Yuan Renminbi)	$ (8,773,012)	¥ (59,525,764)	¥ (4,971,373)
Non-deductible expenses	(0.59%)	(0.59%)	(8.33%)
Non-deductible expenses (in Dollars and Yuan Renminbi)	$ 206,831	¥ 1,403,368	¥ 1,656,735
Non-deductible interest expense	(0.41%)	(0.41%)	(5.76%)
Non-deductible interest expense (in Dollars and Yuan Renminbi)	$ 143,783	¥ 975,583	¥ 1,146,160
Non-deductible entertainment expense	(0.13%)	(0.13%)	(1.46%)
Non-deductible entertainment expense (in Dollars and Yuan Renminbi)	$ 44,163	¥ 299,649	¥ 289,383
Others	(0.05%)	(0.05%)	(1.11%)
Others (in Dollars and Yuan Renminbi)	$ 18,885	¥ 128,136	¥ 221,192
Effect of preferential tax rate	(5.53%)	(5.53%)	(4.93%)
Effect of preferential tax rate (in Dollars and Yuan Renminbi)	$ 1,940,710	¥ 13,167,909	¥ 980,856
Prior year true up of NOL	(2.02%)	(2.02%)	(0.30%)
Prior year true up of NOL (in Dollars and Yuan Renminbi)	$ 708,853	¥ 4,809,640	¥ 59,497
Expiration of NOL	0.00%	0.00%	(0.06%)
Expiration of NOL (in Dollars and Yuan Renminbi)	$ 1,154	¥ 7,824	¥ 12,804
Changes in tax rates enacted in the current period
Changes in tax rates enacted in the current period (in Dollars and Yuan Renminbi)
Change in valuation allowance	(4.88%)	(4.88%)	(11.30%)
Change in valuation allowance (in Dollars and Yuan Renminbi)	$ 1,711,138	¥ 11,610,247	¥ 2,261,481
Foreign tax effects	(11.98%)	(11.98%)
Foreign tax effects (in Dollars and Yuan Renminbi)	$ 4,205,007	¥ 28,531,394
Statutory tax rate diﬀerence between Cayman and PRC	(11.98%)	(11.98%)
Statutory tax rate diﬀerence between Cayman and PRC (in Dollars and Yuan Renminbi)	$ 4,205,380	¥ 28,533,923
Statutory tax rate diﬀerence between HK and PRC	0.00%	0.00%
Statutory tax rate diﬀerence between HK and PRC (in Dollars and Yuan Renminbi)	$ (373)	¥ (2,529)
Income tax expense	(0.03%)	(0.03%)
Income tax expense (in Dollars and Yuan Renminbi)	$ 9,894	¥ 67,131
Loss before income tax expense	100.00%	100.00%	100.00%
Loss before income tax expense (in Dollars and Yuan Renminbi)	$ (35,092,048)	¥ (238,103,057)	¥ (19,885,492)
Ture up adjustments for income tax expense for FY2026	(0.03%)	(0.03%)
Ture up adjustments for income tax expense for FY2026	$ 9,213	¥ 62,513